Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Total Payments
Total	$ (105,312,056)	$ (105,312,056)
UNITED STATES | U.S. Federal Government [Member]
Total	$ (105,312,056)	$ (105,312,056)